Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets
Cost:	Software	Licences	Total
Balance, December 31, 2021	$–	$389,456	$389,456
Acquisitions (note 4)	17,548	24,648,224	24,665,772
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	–	(350,670)	(350,670)
Movement in exchange rates	633	(23,521)	(22,888)
Balance, December 31, 2022	18,181	24,663,489	24,681,670
Movement in exchange rates	1,373	809	2,182
Balance, December 31, 2023	$19,554	$24,664,298	$24,683,852

Accumulated amortization:	Software	Licences	Total
Balance, December 31, 2021	$–	$130,354	$130,354
Amortization	7,550	2,464,822	2,472,372
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	–	(140,268)	(140,268)
Movement in exchange rates	704	9,914	10,618
Balance, December 31, 2022	8,254	2,464,822	2,473,076
Amortization	7,525	2,464,823	2,472,348
Movement in exchange rates	1,213	–	1,213
Balance, December 31, 2023	$16,992	$4,929,645	$4,946,637
Impairment:	Software	Licences	Total
Balance, December 31, 2022 and 2021	$–	$–	$–
Impairment	2,070	15,935,463	15,937,533
Balance, December 31, 2023	$2,070	$15,935,463	$15,937,533
Net book value	Software	Licences	Total
Balance, December 31, 2022	$9,927	$22,198,667	$22,208,594
Balance, December 31, 2023	$492	$3,799,190	$3,799,682